Cover Page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	Apollomics Inc.
Entity Central Index Key	0001944885
Current Fiscal Year End Date	--12-31
Entity File Number	001-41670
Entity Address, Address Line One	989 E. Hillsdale Blvd., Suite 220
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404